OPERATING SEGMENT INFORMATION - Segment Adjusted EBITDA and reconciliation of Adjusted EBITDA to Net Income (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		€ 465	€ 562	€ 498
Metal price lag		(8)	(46)	0
Start-up and development costs		(5)	(11)	(21)
Bowling Green one-time costs related to the acquisition		0	(5)	0
Share based compensation costs		(15)	(16)	(12)
Gains on pension plan amendments		(2)	1	36
Depreciation and amortization		(259)	(256)	(197)
Impairment of assets		(43)	0	0
Restructuring costs		(13)	(4)	(1)
Unrealized gains / (losses) on derivatives		16	33	(84)
Unrealized exchange gains from the remeasurement of monetary assets and liabilities - net		1	0	0
(Losses) / gains on disposals		(4)	(3)	186
Other		(8)	0	(1)
Income from operations		125	255	404
Finance costs - net		(159)	(175)	(149)
Share of income / (loss) of joint-ventures		0	2	(33)
(Loss) / income before income tax		(34)	82	222
Income tax benefit / (expense)		17	(18)	(32)
Net (loss) / income		(17)	64	190
Losses reclassified from OCI as a result of hedge accounting discontinuation		6	0	0
COVID-19
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Procurement penalties and termination fees		(2)
Losses reclassified from OCI as a result of hedge accounting discontinuation		6
Novelis
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Sale of assets	€ 200
Net gain on sale of assets				190
P&ARP
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		291	273	243
A&T
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		106	204	152
AS&I
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		88	106	125
H&C
Disclosure of segment adjusted EBITDA and reconciliation of adjusted EBITDA to net income [line items]
Adjusted EBITDA		€ (20)	€ (21)	€ (22)